Loss per share	9 Months Ended
Sep. 30, 2023
Loss per share [Abstract]
Loss per share
15.	Loss per share

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Loss attributable to shareholders (in $’000)	(5,649)	(441)	(24,315)	(5,870)
Weighted average number of shares in issue	52,020,849	52,020,849	52,020,849	52,020,849
Basic and diluted earnings/(loss) per share (in USD)	(0.11)	(0.01)	(0.47)	(0.11)

For the three and nine month period ended September 30, 2023 and September 30, 2022, basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the Share Option Plan, as the effect of including those shares would be anti-dilutive.